PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 93.4%
Aerospace & Defense 3.1%
AeroVironment, Inc.*	134	$49,568
ATI, Inc.*	580	57,403
BWX Technologies, Inc.	375	80,104
Curtiss-Wright Corp.	156	92,934
Hexcel Corp.	325	23,205
Kratos Defense & Security Solutions, Inc.*	710	64,326
Woodward, Inc.	250	65,527
		433,067
Air Freight & Logistics 0.2%
GXO Logistics, Inc.*	470	26,419
Automobile Components 0.7%
Autoliv, Inc. (Sweden)	285	33,288
Gentex Corp.	925	21,691
Goodyear Tire & Rubber Co. (The)*	1,245	8,578
Lear Corp.	220	23,023
Visteon Corp.	110	11,788
		98,368
Automobiles 0.3%
Harley-Davidson, Inc.	510	13,760
Thor Industries, Inc.	215	22,435
		36,195
Banks 5.9%
Associated Banc-Corp.	700	17,339
Bank OZK	450	20,245
Cadence Bank	785	29,626
Columbia Banking System, Inc.	1,245	33,366
Comerica, Inc.	540	41,310
Commerce Bancshares, Inc.	521	27,420
Cullen/Frost Bankers, Inc.	265	32,632
East West Bancorp, Inc.	573	58,217
First Financial Bankshares, Inc.	550	16,990
First Horizon Corp.	2,110	45,070
Flagstar Bank NA	1,236	14,115
FNB Corp.	1,491	23,439
Glacier Bancorp, Inc.	550	22,467
Hancock Whitney Corp.	345	19,703
Home BancShares, Inc.	755	20,166
International Bancshares Corp.	225	14,936
Old National Bancorp	1,470	30,032
Pinnacle Financial Partners, Inc.	325	27,693
Prosperity Bancshares, Inc.	390	25,670
SOUTHSTATE BANK Corp.	420	37,233
Synovus Financial Corp.	580	25,891
Texas Capital Bancshares, Inc.*	195	16,349
UMB Financial Corp.	295	31,530
United Bankshares, Inc.	580	20,758
Valley National Bancorp	2,030	22,066
Webster Financial Corp.	700	39,928
Western Alliance Bancorp	435	33,647

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	271	$35,235
Zions Bancorp NA	610	31,787
		814,860
Beverages 0.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	30	6,210
Celsius Holdings, Inc.*	670	40,354
Coca-Cola Consolidated, Inc.	245	31,943
		78,507
Biotechnology 2.4%
BioMarin Pharmaceutical, Inc.*	795	42,588
Cytokinetics, Inc.*	505	32,113
Exelixis, Inc.*	1,135	43,890
Halozyme Therapeutics, Inc.*	495	32,269
Neurocrine Biosciences, Inc.*	410	58,716
Roivant Sciences Ltd.*	1,795	35,882
United Therapeutics Corp.*	190	84,632
		330,090
Broadline Retail 0.4%
Macy’s, Inc.	1,185	23,096
Ollie’s Bargain Outlet Holdings, Inc.*	255	30,806
		53,902
Building Products 1.9%
AAON, Inc.	285	28,041
Advanced Drainage Systems, Inc.	290	40,614
Carlisle Cos., Inc.	176	57,209
Fortune Brands Innovations, Inc.	510	25,908
Owens Corning	344	43,795
Simpson Manufacturing Co., Inc.	165	29,122
Trex Co., Inc.*	455	21,986
UFP Industries, Inc.	245	22,572
		269,247
Capital Markets 2.6%
Affiliated Managers Group, Inc.	115	27,365
Carlyle Group, Inc. (The)	1,080	57,585
Evercore, Inc. (Class A Stock)	159	46,835
Federated Hermes, Inc.	310	15,029
Hamilton Lane, Inc. (Class A Stock)	160	18,234
Houlihan Lokey, Inc.	220	39,397
Janus Henderson Group PLC	515	22,433
Jefferies Financial Group, Inc.	696	36,770
Morningstar, Inc.	99	21,018
SEI Investments Co.	395	31,841
Stifel Financial Corp.	418	49,504
		366,011
Chemicals 1.3%
Ashland, Inc.	200	9,780
Avient Corp.	390	12,507
Axalta Coating Systems Ltd.*	930	26,477
Cabot Corp.	230	15,520

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
NewMarket Corp.	32	$24,573
Olin Corp.	505	10,454
RPM International, Inc.	535	58,465
Scotts Miracle-Gro Co. (The)	185	9,901
Westlake Corp.	145	9,978
		177,655
Commercial Services & Supplies 1.4%
Brink’s Co. (The)	165	18,341
Clean Harbors, Inc.*	208	43,786
MSA Safety, Inc.	145	22,769
RB Global, Inc. (Canada)	770	76,400
Tetra Tech, Inc.	1,110	35,498
		196,794
Communications Equipment 1.2%
Ciena Corp.*	585	111,103
Lumentum Holdings, Inc.*	285	57,445
		168,548
Construction & Engineering 2.8%
AECOM	544	73,086
API Group Corp.*	1,560	57,439
Comfort Systems USA, Inc.	148	142,906
Fluor Corp.*	680	33,164
MasTec, Inc.*	255	52,061
Valmont Industries, Inc.	81	33,488
		392,144
Construction Materials 0.3%
Eagle Materials, Inc.	132	28,026
Knife River Corp.*	240	14,511
		42,537
Consumer Finance 0.7%
Ally Financial, Inc.	1,175	45,790
FirstCash Holdings, Inc.	155	24,567
SLM Corp.	895	24,031
		94,388
Consumer Staples Distribution & Retail 2.5%
Albertson’s Cos., Inc. (Class A Stock)	1,670	29,542
BJ’s Wholesale Club Holdings, Inc.*	545	48,102
Casey’s General Stores, Inc.	154	79,031
Maplebear, Inc.*	780	28,751
Performance Food Group Co.*	645	62,397
Sprouts Farmers Market, Inc.*	405	31,979
US Foods Holding Corp.*	935	67,900
		347,702
Containers & Packaging 1.0%
AptarGroup, Inc.	270	31,323
Crown Holdings, Inc.	485	47,132
Graphic Packaging Holding Co.	1,280	20,467

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Greif, Inc. (Class A Stock)	110	$6,258
Silgan Holdings, Inc.	375	14,483
Sonoco Products Co.	430	17,445
		137,108
Diversified Consumer Services 1.1%
Duolingo, Inc.*	164	44,385
Graham Holdings Co. (Class B Stock)	14	14,170
Grand Canyon Education, Inc.*	110	20,713
H&R Block, Inc.	570	28,351
Service Corp. International	590	49,271
		156,890
Diversified REITs 0.4%
WP Carey, Inc.	910	60,060
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.*	1,055	39,837
Iridium Communications, Inc.	465	8,905
		48,742
Electric Utilities 0.9%
ALLETE, Inc.	245	16,496
IDACORP, Inc.	225	29,029
OGE Energy Corp.	855	37,740
Portland General Electric Co.	465	21,241
TXNM Energy, Inc.	400	22,720
		127,226
Electrical Equipment 1.9%
Acuity, Inc.	128	46,726
EnerSys	155	19,555
NEXTracker, Inc. (Class A Stock)*	625	63,263
nVent Electric PLC	680	77,758
Regal Rexnord Corp.	270	38,040
Sensata Technologies Holding PLC	605	19,257
		264,599
Electronic Equipment, Instruments & Components 3.4%
Arrow Electronics, Inc.*	210	23,426
Avnet, Inc.	345	16,715
Belden, Inc.	165	20,105
Cognex Corp.	695	28,766
Coherent Corp.*	640	84,454
Crane NXT Co.(a)	215	13,599
Fabrinet (Thailand)*	150	66,085
Flex Ltd.*	1,560	97,531
IPG Photonics Corp.*	110	9,363
Littelfuse, Inc.	105	25,548
Novanta, Inc.*	150	19,052
TD SYNNEX Corp.	316	49,451
Vontier Corp.	610	23,485
		477,580

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.9%
NOV, Inc.	1,545	$22,557
TechnipFMC PLC (United Kingdom)	1,705	70,502
Valaris Ltd.*	280	15,714
Weatherford International PLC	295	21,738
		130,511
Entertainment 0.2%
Warner Music Group Corp. (Class A Stock)	635	20,295
Financial Services 1.4%
Equitable Holdings, Inc.	1,245	61,503
Essent Group Ltd.	415	25,136
Euronet Worldwide, Inc.*	160	12,138
MGIC Investment Corp.	975	26,734
Shift4 Payments, Inc. (Class A Stock)*	290	20,039
Voya Financial, Inc.	410	30,529
WEX, Inc.*	135	19,694
		195,773
Food Products 0.7%
Darling Ingredients, Inc.*	680	21,794
Flowers Foods, Inc.	855	10,200
Ingredion, Inc.	262	30,237
Marzetti Company (The)	85	13,327
Pilgrim’s Pride Corp.	175	6,668
Post Holdings, Inc.*	190	19,747
		101,973
Gas Utilities 1.0%
National Fuel Gas Co.	385	30,380
New Jersey Resources Corp.	425	18,828
ONE Gas, Inc.	260	20,850
Southwest Gas Holdings, Inc.	270	21,465
Spire, Inc.	250	21,600
UGI Corp.	917	30,655
		143,778
Ground Transportation 1.4%
Avis Budget Group, Inc.*	70	9,525
Knight-Swift Transportation Holdings, Inc.	690	31,133
Landstar System, Inc.	140	17,980
Ryder System, Inc.	165	27,923
Saia, Inc.*	113	33,052
XPO, Inc.*	495	71,216
		190,829
Health Care Equipment & Supplies 1.1%
DENTSPLY SIRONA, Inc.	870	10,971
Envista Holdings Corp.*	700	14,245
Globus Medical, Inc. (Class A Stock)*	465	28,081
Haemonetics Corp.*	200	10,002
Lantheus Holdings, Inc.*	275	15,865
LivaNova PLC*	230	12,105

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	185	$26,020
Penumbra, Inc.*	164	37,289
		154,578
Health Care Providers & Services 2.0%
Chemed Corp.	59	25,447
Encompass Health Corp.	415	47,248
Ensign Group, Inc. (The)	235	42,323
HealthEquity, Inc.*	370	34,995
Hims & Hers Health, Inc.*	870	39,550
Option Care Health, Inc.*	700	18,221
Tenet Healthcare Corp.*	360	74,336
		282,120
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	1,455	25,783
Omega Healthcare Investors, Inc.	1,240	52,117
Sabra Health Care REIT, Inc.	1,010	17,998
		95,898
Health Care Technology 0.3%
Doximity, Inc. (Class A Stock)*	570	37,620
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	880	9,055
Hotels, Restaurants & Leisure 2.5%
Aramark	1,105	41,857
Boyd Gaming Corp.	250	19,468
Cava Group, Inc.*	420	22,567
Choice Hotels International, Inc.	85	7,902
Churchill Downs, Inc.	280	27,776
Hilton Grand Vacations, Inc.*	270	11,192
Hyatt Hotels Corp. (Class A Stock)	175	24,047
Light & Wonder, Inc.*	345	25,081
Marriott Vacations Worldwide Corp.	115	7,588
Planet Fitness, Inc. (Class A Stock)*	345	31,288
Texas Roadhouse, Inc.	270	44,167
Travel + Leisure Co.	280	17,578
Vail Resorts, Inc.(a)	150	22,249
Wingstop, Inc.(a)	116	25,129
Wyndham Hotels & Resorts, Inc.	315	23,130
		351,019
Household Durables 1.7%
KB Home	275	17,166
Somnigroup International, Inc.	875	69,422
Taylor Morrison Home Corp.*	405	24,004
Toll Brothers, Inc.	401	54,115
TopBuild Corp.*	118	49,853
Whirlpool Corp.(a)	235	16,833
		231,393

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	245	$26,061
Talen Energy Corp.*	190	75,958
		102,019
Industrial REITs 1.0%
EastGroup Properties, Inc.	220	38,396
First Industrial Realty Trust, Inc.	545	30,128
Rexford Industrial Realty, Inc.	980	40,493
STAG Industrial, Inc.	795	30,425
		139,442
Insurance 3.7%
American Financial Group, Inc.	280	36,870
Brighthouse Financial, Inc.*	230	13,126
CNO Financial Group, Inc.	410	16,408
Fidelity National Financial, Inc.	1,060	58,554
First American Financial Corp.	420	26,254
Hanover Insurance Group, Inc. (The)	140	23,923
Kemper Corp.	255	11,473
Kinsale Capital Group, Inc.	93	37,151
Old Republic International Corp.	965	38,079
Primerica, Inc.	133	34,563
Reinsurance Group of America, Inc.	268	48,899
RenaissanceRe Holdings Ltd. (Bermuda)	195	49,548
RLI Corp.	385	22,700
Ryan Specialty Holdings, Inc.	475	26,030
Selective Insurance Group, Inc.	260	19,588
Unum Group	660	48,457
		511,623
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.*	1,185	13,296
IT Services 1.3%
ASGN, Inc.*	185	8,281
Kyndryl Holdings, Inc.*	960	27,763
Okta, Inc.*	695	63,613
Twilio, Inc. (Class A Stock)*	635	85,649
		185,306
Leisure Products 0.5%
Brunswick Corp.	280	18,511
Mattel, Inc.*	1,385	25,456
Polaris, Inc.	225	14,872
YETI Holdings, Inc.*	330	11,217
		70,056
Life Sciences Tools & Services 1.9%
Avantor, Inc.*	2,910	34,396
Bio-Rad Laboratories, Inc. (Class A Stock)*	79	25,244
Bruker Corp.	470	18,302
Illumina, Inc.*	635	78,448
Medpace Holdings, Inc.*	94	54,982

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Repligen Corp.*	220	$32,793
Sotera Health Co.*	765	12,699
		256,864
Machinery 4.8%
AGCO Corp.	251	25,893
Chart Industries, Inc.*	180	35,932
CNH Industrial NV	3,735	39,180
Crane Co.	200	38,000
Donaldson Co., Inc.	492	41,451
Esab Corp.	230	26,869
Flowserve Corp.	540	36,855
Graco, Inc.	685	56,012
ITT, Inc.	324	59,963
Lincoln Electric Holdings, Inc.	235	55,096
Middleby Corp. (The)*	185	22,982
Mueller Industries, Inc.	470	49,759
Oshkosh Corp.	265	32,672
RBC Bearings, Inc.*	129	55,280
Terex Corp.	270	12,425
Timken Co. (The)	270	21,198
Toro Co. (The)	415	31,013
Watts Water Technologies, Inc. (Class A Stock)	116	31,622
		672,202
Marine Transportation 0.2%
Kirby Corp.*	240	24,835
Media 0.7%
EchoStar Corp. (Class A Stock)*	555	41,553
New York Times Co. (The) (Class A Stock)	670	38,183
Nexstar Media Group, Inc.	115	22,509
		102,245
Metals & Mining 2.3%
Alcoa Corp.	1,100	40,469
Carpenter Technology Corp.	205	64,760
Cleveland-Cliffs, Inc.*	2,415	30,018
Commercial Metals Co.	465	27,602
MP Materials Corp.*(a)	565	35,646
Reliance, Inc.	221	62,417
Royal Gold, Inc.	330	57,681
		318,593
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	2,710	57,370
Starwood Property Trust, Inc.	1,465	26,634
		84,004
Multi-Utilities 0.3%
Black Hills Corp.	305	19,346
Northwestern Energy Group, Inc.	260	15,514
		34,860

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.6%
COPT Defense Properties	480	$13,521
Cousins Properties, Inc.	715	18,540
Kilroy Realty Corp.	455	19,224
Vornado Realty Trust	680	25,799
		77,084
Oil, Gas & Consumable Fuels 2.7%
Antero Midstream Corp.	1,430	24,667
Antero Resources Corp.*	1,220	37,710
Chord Energy Corp.	230	20,866
Civitas Resources, Inc.	345	9,946
CNX Resources Corp.*	585	19,691
DT Midstream, Inc.	420	45,986
HF Sinclair Corp.	660	34,056
Matador Resources Co.	495	19,533
Murphy Oil Corp.	585	16,555
Ovintiv, Inc.	1,085	40,698
PBF Energy, Inc. (Class A Stock)	345	11,789
Permian Resources Corp.	2,900	36,424
Range Resources Corp.	1,000	35,550
Viper Energy, Inc. (Class A Stock)	710	26,668
		380,139
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	265	23,084
Passenger Airlines 0.4%
Alaska Air Group, Inc.*	485	20,239
American Airlines Group, Inc.*	2,810	36,895
		57,134
Personal Care Products 0.4%
BellRing Brands, Inc.*	515	15,517
Coty, Inc. (Class A Stock)*	1,600	6,352
elf Beauty, Inc.*	240	29,314
		51,183
Pharmaceuticals 0.7%
Elanco Animal Health, Inc.*	2,095	46,404
Jazz Pharmaceuticals PLC*	250	34,410
Perrigo Co. PLC	580	12,029
		92,843
Professional Services 2.4%
CACI International, Inc. (Class A Stock)*	90	50,602
Concentrix Corp.	183	7,377
ExlService Holdings, Inc.*	685	26,783
Exponent, Inc.	215	15,224
FTI Consulting, Inc.*	125	20,626
Genpact Ltd.	685	26,133
Insperity, Inc.	150	6,618
KBR, Inc.	555	23,776
Maximus, Inc.	240	19,949
Parsons Corp.*	225	18,707
Paylocity Holding Corp.*	180	25,429

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Science Applications International Corp.	200	$18,742
TransUnion	820	66,568
		326,534
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	199	60,713
Residential REITs 0.8%
American Homes 4 Rent (Class A Stock)	1,355	42,818
Equity LifeStyle Properties, Inc.	815	49,756
Independence Realty Trust, Inc.	1,010	16,089
		108,663
Retail REITs 0.9%
Agree Realty Corp.	470	34,315
Brixmor Property Group, Inc.	1,265	33,092
Kite Realty Group Trust	935	20,701
NNN REIT, Inc.	800	32,368
		120,476
Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. (Japan)*	520	15,559
Amkor Technology, Inc.	485	15,656
Cirrus Logic, Inc.*	205	27,193
Entegris, Inc.	630	57,689
Lattice Semiconductor Corp.*(a)	575	41,952
MACOM Technology Solutions Holdings, Inc.*	260	38,514
MKS, Inc.	275	39,520
Onto Innovation, Inc.*	200	26,992
Power Integrations, Inc.	245	10,263
Rambus, Inc.*	455	46,792
Silicon Laboratories, Inc.*	135	17,696
Synaptics, Inc.*	165	11,705
Universal Display Corp.	175	25,774
		375,305
Software 3.8%
Appfolio, Inc. (Class A Stock)*	95	24,171
Bentley Systems, Inc. (Class B Stock)	590	29,990
BILL Holdings, Inc.*	380	18,871
Blackbaud, Inc.*	160	10,246
Commvault Systems, Inc.*	185	25,756
Docusign, Inc.*	840	61,438
Dolby Laboratories, Inc. (Class A Stock)	260	17,243
Dropbox, Inc. (Class A Stock)*	780	22,620
Dynatrace, Inc.*	1,250	63,212
Guidewire Software, Inc.*	346	80,839
Manhattan Associates, Inc.*	249	45,335
Nutanix, Inc. (Class A Stock)*	1,115	79,433
Pegasystems, Inc.	390	24,823
Qualys, Inc.*	145	17,873
		521,850
Specialized REITs 1.3%
CubeSmart	965	36,351
EPR Properties	320	15,686

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	1,195	$53,369
Lamar Advertising Co. (Class A Stock)	361	42,811
National Storage Affiliates Trust	300	8,727
PotlatchDeltic Corp.	315	12,600
Rayonier, Inc.	597	13,176
		182,720
Specialty Retail 3.2%
Abercrombie & Fitch Co. (Class A Stock)*	205	14,873
AutoNation, Inc.*	115	22,985
Bath & Body Works, Inc.	880	21,542
Burlington Stores, Inc.*	259	70,860
Chewy, Inc. (Class A Stock)*	935	31,528
Dick’s Sporting Goods, Inc.	275	60,899
Five Below, Inc.*	220	34,600
Floor & Decor Holdings, Inc. (Class A Stock)*	455	28,428
GameStop Corp. (Class A Stock)*(a)	1,735	38,673
Gap, Inc. (The)	950	21,708
Lithia Motors, Inc.	108	33,921
Murphy USA, Inc.	74	26,507
Penske Automotive Group, Inc.	75	12,005
RH*	60	10,349
Valvoline, Inc.*	540	17,825
		446,703
Technology Hardware, Storage & Peripherals 0.9%
Pure Storage, Inc. (Class A Stock)*	1,290	127,323
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	500	10,375
Columbia Sportswear Co.	105	5,211
Crocs, Inc.*	225	18,380
PVH Corp.	205	16,058
Under Armour, Inc. (Class A Stock)*	845	3,895
Under Armour, Inc. (Class C Stock)*(a)	525	2,331
VF Corp.	1,415	19,867
		76,117
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	159	40,877
Core & Main, Inc. (Class A Stock)*	785	40,961
GATX Corp.	140	21,959
MSC Industrial Direct Co., Inc. (Class A Stock)	190	16,133
Watsco, Inc.	147	54,098
WESCO International, Inc.	200	51,906
		225,934
Water Utilities 0.3%
Essential Utilities, Inc.	1,185	46,251

Total Common Stocks (cost $10,534,577)		12,958,882

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 4.2%
iShares Core S&P Mid-Cap ETF (cost $562,050)	9,000	$584,370

Total Long-Term Investments (cost $11,096,627)		13,543,252

Short-Term Investments 1.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	19,848	19,848
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $175,692; includes $174,266 of cash collateral for securities on loan)(b)(wb)	175,817	175,712

Total Short-Term Investments (cost $195,540)		195,560

TOTAL INVESTMENTS 99.0% (cost $11,292,167)		13,738,812
Other assets in excess of liabilities 1.0%		144,974

Net Assets 100.0%		$13,883,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,937; cash collateral of $174,266 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).